Employee benefits (Details 9) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 3	₨ (8)	₨ (21)
Remeasurements of Defined Benefit Plans [Member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	0	0
- change in financial assumptions	(2)	10	3
- experience variance	(1)	(2)	19
- return on plan assets, excluding amounts recognized in net interest expense/ income	(10)	(5)	(2)
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (13)	₨ 3	₨ 20